May 09, 2025
TORTOISE NORTH AMERICAN PIPELINE FUND
TORTOISE NORTH AMERICAN PIPELINE FUND SUMMARY
Investment Objectives

Tortoise North American Pipeline Fund, a series of Tortoise Capital Series Trust (the “Fund”), seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise North American Pipeline IndexSM (the “Underlying Index” or the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TORTOISE NORTH AMERICAN PIPELINE FUND TORTOISE NORTH AMERICAN PIPELINE FUND USD ($)
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses	TORTOISE NORTH AMERICAN PIPELINE FUND TORTOISE NORTH AMERICAN PIPELINE FUND
Management Fees	0.40%
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
TORTOISE NORTH AMERICAN PIPELINE FUND | TORTOISE NORTH AMERICAN PIPELINE FUND | USD ($)	41	128	224	505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly offered, portfolio turnover information is not available. During the most recent fiscal year ended November 30, 2024, Tortoise North American Pipeline Fund (“TPYP” or the “Predecessor Fund”), a series of Managed Portfolio Series Trust, had a portfolio turnover rate of 9%.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) and employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Underlying Index is a float adjusted, capitalization weighted index of pipeline companies that are organized and have their principal place of business in the United States or Canada. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e., North American Pipeline Companies). A pipeline company is defined as a company that either 1) has been assigned a standard industrial classification (“SIC”) system code that indicates the company operates in the energy pipeline industry or 2) has at least 50% of its assets, cash flow or revenue associated with the operation or ownership of energy pipelines. Pipeline companies engage in the business of transporting natural gas, crude oil and refined products, storing, gathering and processing such gas, oil and products and local gas distribution.

To be included in the Underlying Index, a company must be a pipeline company that is organized and has its principal place of business in the United States or Canada (such pipeline companies are collectively referred to in this Prospectus as “North American Pipeline Companies”) and is listed on the New York Stock Exchange (the “Exchange”), NASDAQ, NYSE MKT or Toronto Stock Exchange. Eligible constituents must also have a total market capitalization of at least $200 million USD at the time of inclusion in the Underlying Index. In order to remain in the Underlying Index, a company must maintain an average equity market capitalization of at least $175 million USD for a minimum of 20 trading days prior to the rebalance reference date of the Underlying Index.

Underlying Index constituents may include the following equity securities of North American pipeline companies: 1) common stock; 2) interests in master limited partnerships (“MLPs”); 3) interests in North American Pipeline Companies structured as limited liability companies; and 4) equity securities of MLP affiliates, including common shares of corporations that own, directly or indirectly, MLP general partner interests (collectively referred to herein as “MLP Affiliates”). MLP interests included in the Underlying Index must pay a distribution greater than or equal to their minimum quarterly distribution (“MQD”) at the time of inclusion in the Underlying Index. The Underlying Index will include a minimum of 30 securities. Should the number of securities that meet the Underlying Index inclusion criteria fall below 30, the Underlying Index may include additional securities to maintain an investible and diversified index. No more than 20% of the Underlying Index may consist of MLPs and no constituent can exceed 7.5% of the Underlying Index as of the reference date. Additionally, affiliated MLP families (e.g., related MLPs and/or MLP Affiliates) in aggregate may not comprise more than 15% of the Underlying Index at the rebalance reference date.

In seeking to achieve its objective as an index fund, the Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (or depository receipts based on such securities). Under normal conditions, the Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking performance that corresponds to the performance of the Underlying Index. The Fund may invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in the Underlying Index but which the Sub-Adviser believes will help the Fund track the Underlying Index.

As of March 25, 2025, the Underlying Index was comprised of 43 constituents. No constituents will be added to the Underlying Index between rebalance dates, which take place on a quarterly basis in March, June, September and December. Constituents in the Underlying Index may be deleted from the Underlying Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings. Standard rebalances take place on a quarterly basis. Special rebalances are triggered by corporate actions and will be implemented as practically as possible on a case-by-case basis. Underlying Index constituent changes and updates, as well as any changes to the methodology, will be posted to www.tortoisecapital.com. The Underlying Index was established by Tortoise Index Solutions, LLC, and is owned by Tortoise Capital Advisors, L.L.C., (the “Adviser”). The Adviser (also referred to herein as the “Index Provider”) provides the Underlying Index for use by the Fund at no cost to the Fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries. The Underlying Index and the Fund will be concentrated in the energy pipeline industry. The Fund is a non-diversified fund.

Principal Risks
Performance History

On April 28, 2025 the shareholders of the Fund approved an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of the Predecessor Fund, a series of Managed Portfolio Series Trust, by the Fund, a series of Tortoise Capital Series Trust the (“Reorganization”). The Reorganization was completed on May 9, 2025. As a result of the Reorganization, The Fund has assumed the performance history of the Predecessor Fund.

The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year and since-inception periods compared with a broad measure of market performance and the Underlying Index. On March 20, 2017, the assets of the Predecessor Fund, which had the same portfolio managers as the Fund and had identical investment strategies as the Fund, were transferred to the Fund in a tax-free reorganization. Performance shown for periods prior to March 20, 2017 represent the performance of the Predecessor Fund. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. The Fund adopted the financial statements and the performance history of the Predecessor Fund. Updated performance information is also available on the Fund’s website at www.tortoisecapital.com or by calling toll-free (855) 994-4437. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

TPYP Calendar Year Total Returns as of 12/31

(1) TPYP’s calendar year-to-date total return based on net asset value for the period January 1, 2025 to March 31, 2025 was 7.43%.
During the periods shown in the chart above:
Best Quarter		Worst Quarter
23.01%	June 30, 2020	-40.54%	March 31, 2020

Average Annual Total Returns for the Periods Ended December 31, 2024
Average Annual Returns - TORTOISE NORTH AMERICAN PIPELINE FUND	Label	1 Year	5 Years	Since Inception	Inception Date
TORTOISE NORTH AMERICAN PIPELINE FUND	Return Before Taxes (based on NAV)	37.32%	13.53%	8.26%	Jun. 29, 2015
TORTOISE NORTH AMERICAN PIPELINE FUND | Return After Taxes on Distributions	Return After Taxes on Distributions	36.42%	12.78%	7.50%	Jun. 29, 2015
TORTOISE NORTH AMERICAN PIPELINE FUND | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	22.59%	10.59%	6.39%	Jun. 29, 2015
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.71%	Jun. 29, 2015
Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)	Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)	38.46%	14.17%	8.90%	Jun. 29, 2015

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.